Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Additional Information Concerning Unvested Phantom Shares, Restricted Stock And LTIP Units

	Phantom Shares		Restricted Stock		LTIP Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	30	$9.36	173	$9.30	994	$9.70
Granted	61	4.60	252	3.49	473	3.22
Vested	(30)	9.36	(66)	9.17	(464)	8.21
Forfeited	(9)	4.60	(39)	6.07	—	—

Unvested at December 31, 2009	52	$4.60	320	$5.14	1,003	$7.33
Granted	54	5.17	171	4.64	636	4.62
Vested	(52)	4.60	(85)	5.50	(310)	7.86
Forfeited	—	—	(20)	5.55	—	—

Unvested at December 31, 2010	54	$5.17	386	$4.82	1,329	$5.91
Granted	55	5.71	159	5.54	553	5.41
Vested	(54)	5.17	(123)	5.01	(653)	7.03
Forfeited	—	—	(74)	5.35	(219)	5.54

Unvested at December 31, 2011	55	$5.71	348	$4.97	1,010	$5.04

Assumptions Used In Valuing Options

	2011	2010	2009
Expected term of options(1)	5.50 –6.25 years	6.20 –6.25 years	5.50 –6.25 years
Expected volatility – range used	48.18% -64.51%	53.18% -55.90%	42.96% -51.55%
Expected volatility – weighted average	48.04%	53.46%	43.71%
Expected dividend yield – range used	5.05% – 5.77%	4.97% – 6.14%	5.73% - 10.60%
Expected dividend yield – weighted average	5.02%	6.12%	9.36%
Risk-free interest rate	0.97% – 2.55%	1.82% - 2.81%	1.90% - 2.80%

(1)

We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.

Summary Of Total Options Outstanding, Granted, Exercised, Expired And Forfeited

	Independent Director Option Plan	Employee Option Plan	Long-Term Incentive Plan	Weighted Average Option Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Intrinsic Value
	(options in thousands)						(in thousands)
Issued and Outstanding as of December 31, 2008	80	289	2,165	$9.61
Granted	—	—	1,553	3.42	$0.55
Exercised		—	(140)	3.41			$297
Forfeited and/or expired	—	(100)	(404)	9.29

Issued and Outstanding as of December 31, 2009	80	189	3,174	$7.11
Granted	—	—	499	4.58	$1.38
Exercised	—	—	(6)	3.41			$10
Forfeited and/or expired	—	(115)	(69)	9.85

Issued and Outstanding as of December 31, 2010	80	74	3,598	$6.65
Granted	—	—	441	5.54	$1.66
Exercised	—	—	(243)	3.64
Forfeited and/or expired	(15)	(74)	(757)	7.57

Issued and Outstanding as of December 31, 2011	65	—	3,039	$6.48		6.26	$1,901

Exercisable as of December 31, 2011	65	—	1,890	$7.17		6.26	$1,210